Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
Schedule of Inventory	Comprised as follows (U.S. dollars in thousands):
		June 30, 2025	December 31, 2024
Work in progress	$	*1,178	$1,509
Raw materials		59	59
		$1,237	$1,568

*	Written down to net realizable value – see Note 7D.